Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Collateralizing letters of credit			$ 1,194
Accumulated depreciation, property and equipment	13,218	13,072	12,622
Current liabilities:
Current portion of long-term debt, debt discount	131	157
Long-term debt, debt discount	$ 9,923	$ 7,515
Stockholders equity:
Preferred stock, par value ( in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000	10,000	10,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	750,000	750,000	750,000
Common stock, shares issued (in shares)	3,387	2,449	2,381
Common stock, shares outstanding (in shares)	3,387	2,449	2,381